Putnam Investments
One Post Office Square
Boston, MA 02109
March 6, 2013

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Funds Trust (Securities Act No. 333-515 and Investment Company File Act No. 811-07513) (the
“Trust”), on behalf of Putnam Absolute Return 100 Fund (“Absolute Return 100 Fund”), Putnam Absolute
Return 300 Fund (“Absolute Return 300 Fund”), Putnam Absolute Return 500 Fund (“Absolute Return 500
Fund”), Putnam Absolute Return 700 Fund (“Absolute Return 700 Fund) and Putnam Global Sector Fund
(“Global Sector Fund”) (each, a “Fund” and collectively the “Funds”) — Post-Effective Amendment No.
163 to the Trust’s Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Funds hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 163 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on February 28, 2013.

Comments or questions concerning this certificate may be directed to Jesse D. Ritter at 1-800-225-2465, ext. 17006.

Very truly yours,

Putnam Funds Trust
On behalf of
Putnam Absolute Return 100 Fund
Putnam Absolute Return 300 Fund
Putnam Absolute Return 500 Fund
Putnam Absolute Return 700 Fund
Putnam Global Sector Fund

By:	/s/ Jonathan S. Horwitz

Jonathan S. Horwitz
Executive Vice President, Principal Executive
Officer and Compliance Liaison

cc: James E. Thomas, Esq.